Accounting policies (Details) £ in Millions, € in Billions			12 Months Ended
	Sep. 27, 2021 EUR (€) BOND	Dec. 31, 2020	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure Of Accounting Policies [Line Items]
Number of perpetual bonds issued | BOND	2
Perpetual bonds | €	€ 1
Freehold Land Or Assets Classified As Held For Sale
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates				0.00%
Global Software Solutions
Disclosure Of Accounting Policies [Line Items]
Reduction in annual amortization expense				£ 26	£ 26
Global Software Solutions | Forecast
Disclosure Of Accounting Policies [Line Items]
Reduction in annual amortization expense			£ 12
Bottom of range | Land and buildings
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates				2.50%
Bottom of range | Plant And Equipment
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates				3.00%
Bottom of range | Computer software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives				3 years
Top of range | Land and buildings
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates				4.00%
Top of range | Plant And Equipment
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates				25.00%
Top of range | Brand names
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives				20 years
Top of range | Computer software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives				5 years
Top of range | Global Software Solutions
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		10 years		13 years